Related Parties (Details) - Schedule of share based payment - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Share based payment
Key management		$ 77,279	$ 774,700
CFO Shares Alloted	[1]	364,014
Issue of Additional Shares
Issue of share capital	[2]	15,000
Issue of share premium	[3]	39,610,630
Expenses Paid on Behalf of the Company
Parent of BG Farming Technologies - Bioceres S.A.	[2]	237,072	284,005
100% Subsidiary of Bioceres S.A. - Bioceres LLC	[2]		85,114
Services Provided by Other Companies
Founded and operated by the Company's CPO - Future Foods B.V.		14,011	96,867
30% owned by Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[3]		292
98.6% owned by Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[4]		$ 135,864

[1]	Shares issue related to share based payment already vested in prior periods.
[2]	While the Company initiated operations on its own bank account, the expenses were paid by Bioceres S.A. and Bioceres LLC on behalf of the Company.
[3]	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S.A where it would receive research services in exchange for payment.
[4]	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.